SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	0.71%	0.85%
Short-term bank deposits due to hedging transacations	$ 5,000	$ 2,500
Inventory write-offs	4,593	1,928	$ 629
Cumulative inventory write-off	9,103	4,624
Reserve for sales returns	233	290
Severance expense	2,465	3,619	2,249
Allowance for credit losses	2,398	2,309	1,867	$ 1,415
Grants participations excluded from research and development costs	$ 167	339	378
Weighted average cost of debt	2.00%
ROU assets	$ 8,513	4,458
ROU lease liabilites	8,252
Remaining performance obligations as of the balance date for long- term	89,000
Amortization of deferred commission	1,394
Revenues	$ 145,600	$ 135,922	$ 110,100
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	2,613,894	2,897,273	3,105,801
Netonomy [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility	20.70%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 53,000
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	30.00%	30.00%	30.00%
Remaining performance obligations as of the balance date for long- term	$ 36,000
Grants from the Israel Innovation Authority [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	(42)	$ 339	$ 378
Grants from the Spain Tax Authorities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	$ 209